Share-Based Compensation - Schedule of Stock Options Vested and Expected to Vest (Details) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Number of Options, Outstanding | shares	182,550,551
Number of Options, Exercisable | shares
Weighted-Average Remaining Contractual Life (In Years), Outstanding	9 years 5 months 12 days
Weighted-Average Remaining Contractual Life (In Years), Exercisable	0 years
Weighted-Average Exercise Price, Outstanding | $ / shares	$ 0.0046
Weighted-Average Exercise Price, Exercisable | $ / shares